Convertible debentures	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Convertible debentures
17. Convertible debenture

As at	October 31, 2024	October 31, 2023
	$	$
Convertible debentures, beginning of period	8,708	7,466
Settlement of convertible debenture in equity	(5,025)	-
Repayment of convertible debenture	(3,512)	-
Settlement of convertible debenture in services	(182)	(505)
Other settlement of convertible debenture	(182)	-
Accretion on convertible debentures	193	1,747
Total	-	8,708
On November 28, 2018, the Company entered into an agreement for a brokered private placement for the sale of up to 20,000 unsecured convertible debentures of the Company, at a price of $1 per debenture for gross proceeds of up to $20,000. The debentures bear interest at a rate of 8.5% per annum, payable on the last business day of each calendar quarter. The debentures are convertible to common shares of the Company at a price of $0.75 pre-consolidation ($11.25 post-consolidation) per common share and mature two years from the closing of the offering. The first closing occurred on December 13, 2018 issuing 11,330 debentures at a price of $1 per debenture for gross proceeds of $11,330. The Company incurred $618 in issue costs in relation to the first closing which included the 504,733 broker warrants valued at $93 using Black-Scholes model. Each broker warrant is exercisable for one common share of the Company at a price of $0.75 per share until December 11, 2020. Management calculated the fair value of the liability component as $8,907 using a discount rate of 22%, with the residual amount of $2,422 net of deferred tax of $654 being allocated to the conversion feature recorded in equity. The Company incurred $618 in debt issuance cost, $486 was allocated to allocated to the conversion feature recorded in equity.
On July 24, 2020, the Company entered into a debt restructuring agreement of $10,808 of the Company’s outstanding debt held by a key industry investor under an 8.5% senior unsecured convertible debenture issued in December 2018. The Company agreed to pay to the key investor certain structured installment payments over a period of over approximately three years, beginning on November 1, 2021, the parties have agreed to amend the original debenture into a secured convertible debenture of the Company in the principal amount equal to the $10,808 (the “Deferred Amount “). The structured payments, which started in November 2021, will be credited toward the Deferred Amount. As part of the debt restructuring, the parties have also (i) extended the maturity date of the amended debenture to January 1, 2025, (ii) amended the conversion price such that the Deferred Amount is convertible into common shares of High Tide (“HITI Shares“) at a conversion price of $0.425 pre-consolidation ($6.375 post-consolidation) per HITI Share, and (iii) amended the interest provisions such that the Deferred Amount will not bear any interest until maturity, with the portion of the Deferred Amount outstanding on maturity bearing interest on and from the maturity date at a rate of 8.5% per annum. Upon extinguishment of the original debenture $1,445 conversion option was moved to contributed surplus. Management calculated the fair value of the liability component as $5,069 using a discount rate of 22% along with forecasted scheduled payments, with the residual amount of $1,072 net of deferred tax of $247 being allocated to equity.
Effective November 1, 2023, the Company agreed to settle $5,025 (balloon payment) of the convertible debenture in shares, with the remaining balance to be repaid in semi-annual payments starting December 30, 2023. The convertible debenture matures on January 1, 2025, and interest on the convertible debenture is 8.5%. Upon extinguishment of the original debenture, $150 was recognized in the statement of equity. Management calculated the fair value of the liability component as $3,641 using a discount rate of 20% along with forecasted scheduled repayments, with the residual of $193 being allocated to equity. For the year ended October 31, 2024 the Company recognized $525 in retained earnings as a result of the revalued equity component. During the year ended October 31, 2024 the Company made repayments of $5,025 in shares and regular installment payments of $3,512 (October 31, 2023 - $nil).